Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
T. Rowe Price All-Cap Opportunities Portfolio [Member]
Prospectus [Line Items]
Annual Return [Percent]	16.30%	25.16%	28.96%	(21.51%)	20.80%	44.37%	34.93%	1.16%	34.43%	1.31%
T. Rowe Price Blue Chip Growth Portfolio [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.74%	35.51%	49.29%	(38.507%)	17.62%	34.28%	29.89%	1.92%	36.17%	0.78%
T. Rowe Price Equity Income Portfolio [Member]
Prospectus [Line Items]
Annual Return [Percent]	14.36%	11.70%	9.54%	(3.34%)	25.55%	1.18%	26.40%	(9.50%)	16.02%	19.17%
T. Rowe Price Health Sciences Portfolio [Member]
Prospectus [Line Items]
Annual Return [Percent]	18.10%	1.66%	2.96%	(12.47%)	13.10%	29.62%	28.95%	1.11%	27.58%	(10.48%)
T. Rowe Price Mid-Cap Growth Portfolio [Member]
Prospectus [Line Items]
Annual Return [Percent]	3.55%	9.32%	19.96%	(22.58%)	14.85%	23.80%	31.29%	(2.03%)	24.77%	6.26%
T. Rowe Price Moderate Allocation Portfolio [Member]
Prospectus [Line Items]
Annual Return [Percent]	14.50%	10.06%	15.35%	(18.31%)	10.06%	14.54%	19.80%	(5.08%)	17.41%	6.45%